Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 991,741,323.24
Previously Paid Amount	0.00
Total Fee Amount	136,959.48
Total Offset Amount	104,373.74
Net Fee	$ 32,585.74